Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Vesting Schedule
Participants are always fully vested in their contributions plus actual earnings thereon. Employer contributions become fully vested after a participant has completed his or her fifth year of service based on a graduated vesting schedule as follows:

Employer Contributions
Years of Service	Vested Percentage
Less than 1	0%
2	25%
3	50%
4	75%
5	100%